Warrants	12 Months Ended
Dec. 31, 2013
Warrants [Abstract]
Warrants

Note 18—Warrants

An aggregate of 563,760 warrants to purchase shares of Xenith Bankshares common stock at an exercise price of $11.49 per share are outstanding. These warrants are exercisable immediately and expire on May 8, 2019.